Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Liability [Abstract]
Schedule of fair value of the conversion options
	December 31, 2018	December 31, 2017
Risk-free interest rate at grant date	0.45%	0.45%
Expected stock price volatility	244%	228%
Expected dividend payout	-	-
Expected option in life-years	1	1

Schedule of fair value of the conversion option derivative liability
	December 31, 2018	December 31, 2017
Conversion option liability (beginning balance)	$19,406	$12,567
Reclassification to additional paid in capital	(25,494)
Loss on changes in fair market value of conversion option liability	6,088	6,839
Net conversion option liability	$-	$19,406